Accounting Policies (DETAILS) (USD $)	3 Months Ended		12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	May 31, 2011
Total debt issuance costs incurred			$ 330,000
Amortization of debt issuance costs	29,000	29,000
Total Capitalized software development costs	111,000
Amortization of software development costs	12,000
Total Capitalized patent costs	6,000
Net gain from foreign currency related transactions	$ 3,000	$ 17,000